Income Taxes - Summary of Components of Loss Before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Provision for income taxes	$ (15,482)	$ (12,923)	$ (26,773)	$ (22,681)	$ (45,797)	$ (41,829)
Domestic [Member]
Provision for income taxes					(45,801)	(42,039)
Foreign [Member]
Provision for income taxes					$ 4	$ 210